United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Academy Capital Management
Address: 	500 N. Valley Mills Suite 200
	Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Terry Joel Adam JR.
Title:	President
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on February 13, 2008

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	39

Form 13F Information Table Value Total:	$287,136,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

Abbott Laboratories    com   002824100        2,218   39,507 SH          sole                 39,507       0       0
Allstate Corp          com   020002101        8,431  161,439 SH          sole                161,439       0       0
Altria Group Inc       com   02209s103          203    2,685 SH          sole                  2,685       0       0
American Express Co    com   025816109       10,040  193,012 SH          sole                193,012       0       0
American Int'l Group   com   026874107        4,954   84,976 SH          sole                 84,976       0       0
Amgen Inc              com   031162100        6,227  134,094 SH          sole                134,094       0       0
Anheuser-Busch Cos In  com   035229103       11,804  225,637 SH          sole                225,637       0       0
Apollo Group Inc       com   037604105        6,631   94,526 SH          sole                 94,526       0       0
Berkshire Hathaway     com   084670207       12,811    2,705 SH          sole                  2,705       0       0
Blast Energy Services  com   093440105            2   12,000 SH          sole                 12,000       0       0
BP PLC-SPONS ADR       com   055622104          286    3,908 SH          sole                  3,908       0       0
Burlington Northern    com   12189t104        5,601   67,290 SH          sole                 67,290       0       0
Coca-Cola Co.          com   191216100        8,477  138,125 SH          sole                138,125       0       0
Comcast Corp           com   20030n200       15,131  835,029 SH          sole                835,029       0       0
Concur Technologies I  com   206708109          230    6,350 SH          sole                  6,350       0       0
Dell Computer          com   24702r101        5,831  237,888 SH          sole                237,888       0       0
Exxon Mobil Corp       com   30231g102        1,773   18,924 SH          sole                 18,924       0       0
General Electric Co.   com   369604103          300    8,085 SH          sole                  8,085       0       0
Health Discovery Corp  com   42218r100            3   38,910 SH          sole                 38,910       0       0
Hershey Foods Corp     com   427866108       15,795  400,900 SH          sole                400,900       0       0
Home Depot Inc         com   437076102       15,078  559,700 SH          sole                559,700       0       0
Intel Corp             com   458140100       14,089  528,472 SH          sole                528,472       0       0
Johnson & Johnson      com   478160104       12,154  182,214 SH          sole                182,214       0       0
Legg Mason Inc         com   524901105       15,006  205,140 SH          sole                205,140       0       0
Masco Corp             com   574599106        4,490  207,755 SH          sole                207,755       0       0
McGraw-Hill Co.        com   580645109        9,687  221,114 SH          sole                221,114       0       0
Mercury General Corp   com   589400100        5,048  101,350 SH          sole                101,350       0       0
Microsoft Corp         com   594918104        6,112  171,687 SH          sole                171,687       0       0
Moody's Corp           com   615369105        9,298  260,455 SH          sole                260,455       0       0
Pepsico Inc            com   713448108          408    5,375 SH          sole                  5,375       0       0
Pfizer, Inc.           com   717081103       10,031  441,303 SH          sole                441,303       0       0
Progressive Corp       com   743315103        4,539  236,880 SH          sole                236,880       0       0
Sysco Corp.            com   871829107        9,083  291,013 SH          sole                291,013       0       0
Time Warner Cable-A    com   88732j108       16,613  601,905 SH          sole                601,905       0       0
Time Warner Inc        com   887317105        5,321  322,253 SH          sole                322,253       0       0
Tyco Intl Ltd          com   g9143x208        2,091   52,743 SH          sole                 52,743       0       0
Unitedhealth Group In  com   91324p102       12,351  212,220 SH          sole                212,220       0       0
Wal-Mart Stores        com   931142103       16,685  351,043 SH          sole                351,043       0       0
Wyeth                  com   983024100        2,304   52,122 SH          sole